CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 453,384	$ 271,809
Accounts receivable, net	25,578	9,931
Inventories	23,881	24,511
Prepaid expenses	1,902	1,915
Due from related parties	$ 52,572	$ 51,431
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	$ 113,650	$ 142,173
Total current assets	670,967	501,770
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $1,458,978 (2023: $1,311,689)	3,290,309	2,746,541
Advances for vessels under construction	265,838	301,916
Deferred charges, net	58,759	38,012
Investments in affiliates		270
Other non-current assets	57,781	72,627
Total non-current assets	3,672,687	3,159,366
Total assets	4,343,654	3,661,136
CURRENT LIABILITIES
Accounts payable	29,039	22,820
Accrued liabilities	23,644	20,458
Current portion of long-term debt, net	35,220	21,300
Unearned revenue	49,665	63,823
Other current liabilities	31,386	39,759
Total current liabilities	168,954	168,160
LONG-TERM LIABILITIES
Long-term debt, net	699,563	382,874
Unearned revenue, net of current portion	22,901	60,134
Other long-term liabilities	27,436	33,651
Total long-term liabilities	749,900	476,659
Total liabilities	918,854	644,819
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2022 and December 31, 2021)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2024 and December 31, 2023. 25,585,985 and 25,355,962 shares issued; and 18,987,616 and 19,418,696 shares outstanding as of December 31, 2024 and December 31, 2023, respectively)	190	194
Additional paid-in capital	650,864	690,190
Accumulated other comprehensive loss	(70,430)	(75,979)
Retained earnings	2,844,176	2,401,912
Total stockholders' equity	3,424,800	3,016,317
Total liabilities and stockholders' equity	$ 4,343,654	$ 3,661,136